COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

CLASS A (LPXAX), CLASS C (LPXCX), CLASS F (LPXFX), CLASS I (LPXIX),

CLASS R (LPXRX) AND CLASS Z (LPXZX) SHARES

Supplement dated December 20, 2019 to

Summary Prospectus and Prospectus dated September 1, 2019

On December 10, 2019, the Board of Directors for the Fund approved changes to (i) the availability of Class I shares, whereby effective January 1, 2020, Class I shares will be allowed on brokerage platforms of firms that have an agreement with the Funds’ distributor to offer shares on a brokerage platform when such financial intermediary is acting as an agent for its client, (ii) allow financial intermediaries to charge commissions on Class I shares and (iii) change the investment minimum waivers on Class I shares to waive the investment minimums for financial intermediaries who have entered into an agreement with the Distributor to offer shares on a brokerage platform.

Accordingly, the first paragraph of the section entitled “Fund Fees and Expenses” on page 1 of the Fund’s Summary Prospectus and Prospectus is hereby deleted and restated in its entirety as follows:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the “Prospectus”), in the Appendix to this Prospectus titled “Sales Charge Reductions and Waivers Available Through Certain Intermediaries” (the “Appendix”), and “Reducing the Initial Sales Charge on Class A Shares” in the Fund’s Statement of Additional Information (the “SAI”). If you purchase Class I or Class Z shares through a financial intermediary acting as an agent on behalf of its customers, that financial intermediary may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below. Class F shares are currently not available for purchase.

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Additionally, the “Fund Comparison” table of the section entitled “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best For You” beginning on page 38 of the Fund’s Prospectus is hereby revised with respect to Class I shares as follows:

Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R Shares	Class Z Shares

Eligibility	Generally available through Financial Intermediaries	Generally available through Financial Intermediaries	Available through Financial Intermediaries with a selling agreement with the Distributor	Limited to:
•Current Institutional shareholders that meet certain requirements
•Certain employer-sponsored retirement and benefit plans
•Participants in certain programs sponsored by the Advisor or its affiliates or other Financial Intermediaries
•Clients of financial intermediaries who have an agreement with the Fund’s Distributor to offer the Fund’s shares on a brokerage platform when such financial intermediary is acting as an agent for the client
			•Certain employees of the Advisor or its affiliates	Available through certain group retirement and benefit plans Generally not available for purchase by traditional and Roth individual retirement accounts known as “IRAs”

Available through certain group retirement and benefit plans with a selling agreement with the Distributor

Generally not available for purchase by traditional and Roth individual retirement accounts known as “IRAs”

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	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R Shares	Class Z Shares
Minimum Investment[1]	Initial investment: • No minimum Subsequent investment: •No minimum •$100 for Automatic Investment Plans	Initial investment: •No minimum Subsequent investment: •No minimum •$100 for Automatic Investment Plans	Initial investment: •No minimum Subsequent investment: •No minimum •$50 for Automatic Investment Plans	Initial investment: •$100,000 (aggregate for registered advisors) Subsequent investment: •No minimum •$500 for Automatic Investment Plans	Initial investment: •No minimum Subsequent investment: •No minimum •$50 for Automatic Investment Plans	Initial Investment: •No minimum Subsequent investment: •No minimum •$50 for Automatic Investment Plans
Initial Sales Charge[2]	Yes. Paid at the time you purchase your investment. Larger purchases may receive a lower sales charge	No. Full purchase price is invested in the Fund	No. Full purchase price is invested in the Fund	No. Full purchase price is invested in the Fund	No. Full purchase price is invested in the Fund	No. Full purchase price is invested in the Fund
Contingent Deferred Sales Charge (“CDSC”)[3]	No. (You may pay a deferred sales charge for purchases of $1 million or more that are redeemed within 1 year of purchase)	Yes. If you redeem your shares within 1 year of purchase you will be charged a 1% CDSC	No	No	No	No
Distribution and Service (12b-1) Fees[4]	0.35%	1.00%	None	None	0.50%	None
Shareholder Service Fees[5]	None	None	None	Up to 0.10%	None	None
Redemption Fee	No	No	No	No	No	No
Advantages	•You may qualify for a reduced initial sales charge due to the size of your investment

•No initial sales charge, so all of your assets are initially invested

•If you hold your shares for at least one year from the date of purchase, you will not pay a sales charge

•Class C shares may appeal to investors who have a shorter investment horizon relative to Class A share investors

			•No initial sales charge, so all of your assets are initially invested •No distribution or shareholder service fees	•No initial sales charge, so all of your assets are initially invested •No distribution fees	•No initial sales charge, so all of your assets are initially invested •No shareholder service fees	•No initial sales charge, so all of your assets are initially invested •No distribution or shareholder service fees

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Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R Shares	Class Z Shares
Disadvantages	•You pay a sales charge up front and therefore own fewer shares initially
•You will pay on-going distribution expenses, which may result in lower total performance than share classes that do not pay these fees	•You may pay a contingent deferred sales charge if shares are sold within one year of purchase
	•You will pay on-going distribution expenses, which may result in lower total performance than share classes that do not pay these fees	•Limited Availability	•Limited Availability	•Limited Availability •You will pay on-going distribution expenses, which may result in lower total performance than share classes that do not pay these fees	•Limited Availability
[1]	The Fund reserves the right to waive or change its minimum investment requirements.
[2]	A percentage fee deducted from your initial investment.
[3]	A percentage fee deducted from your sale proceeds based on the length of time you own your shares.
[4]

An ongoing annual percentage fee used to pay for distribution expenses and servicing shareholder accounts for Class A, Class C and Class R shares. Except as otherwise noted, Class C shares automatically convert into Class A shares on a monthly basis approximately ten years after the original date of purchase, thereby lowering the Distribution (12b-1) Fees paid by such Class C shareholders.

[5]	An ongoing annual percentage fee used to pay for the cost of servicing shareholder accounts for Class I shares.

Additionally, the following bulleted sentence will be added to the section entitled “How to Purchase, Exchange and Sell Fund Shares—Class I Shares—Types of Shareholders Qualified to Purchase” on page 45 of the Fund’s Prospectus:

•

Clients of financial intermediaries who have an agreement with the Fund’s Distributor to offer the Fund’s shares on a brokerage platform when such financial intermediary is acting as an agent for the client;

In addition, the following paragraph will be added after the section entitled “How to Purchase, Exchange and Sell Fund Shares—Class I Shares—Types of Shareholders Qualified to Purchase” on page 45 of the Fund’s Prospectus:

If you purchase Class I shares through a financial intermediary acting as an agent on behalf of its customers, that financial intermediary may charge you a commission.

In addition, the following bulleted sentence will be added following the sixth bulleted sentence in the section entitled “How to Purchase, Exchange and Sell Fund Shares—Class I Shares—Waivers of Investment Minimums” on page 45 of the Fund’s Prospectus:

•	Financial intermediaries who have entered into an agreement with the Distributor to offer shares on a brokerage platform when such financial intermediary is acting as an agent for its client;

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

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